Note 10 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Millions	1 Months Ended
Jul. 31, 2020 USD ($)
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.25%
Preferred Stock Dividend Rate, Percentage Difference Paid in Kind and Cash	1.00%
Loans Payable [Member]
Debt Instrument, Rescheduled Payments, Amount	$ 1.4